Share Incentive Plan - Schedule of Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 3,244	$ 1,277	$ 1,287
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	1,195	603	722
General and Administrative Expense
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation expense	$ 2,049	$ 674	$ 565